Loss Before Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Loss Before Tax [Abstract]
Legal and professional fees	$ 3,224,000
Written off/impairment of intangible assets	1,193,246	$ 4,541,074	$ 3,105,507
Insurance costs	734,593
Investor relation costs	$ 565,982